Net Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Net Loss Per Common Share
Net Loss Per Common Share

9. Net Loss Per Common Share

Basic earnings or loss per share of common stock is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted earnings or loss per share of common stock is computed similarly to basic earnings or loss per share except the weighted average shares outstanding are increased to include additional shares from the assumed exercise of any common stock equivalents, if dilutive. The Company’s stock options and warrants are considered common stock equivalents while outstanding for this purpose. Diluted earnings are computed utilizing the treasury method for stock options and warrants. No incremental common stock equivalents were included in calculating diluted loss per share because such inclusion would be anti‑dilutive given the net loss reported for the three and six months ended June 30, 2019 and 2018. The following table sets forth the computation of basic and diluted loss per share for the three and six months ended June 30, 2019 and 2018 (in thousands, except share and per share amounts):

	Three Months Ended		Six Months Ended
	2019	2018	2019	2018
Numerator:
Net loss attributed to common stockholders	$(2,920)	$(6,678)	$(6,721)	$(13,902)

Denominator:
Basic and diluted weighted average common shares outstanding	14,265,411	14,232,313	14,265,411	13,340,941
Basic and diluted net loss per share	$(0.20)	$(0.47)	$(0.47)	$(1.04)

The following potential common shares were not considered in the computation of diluted net loss per share as their effect would have been anti‑dilutive during the three and six months ended June 30, 2019 and 2018:

	Three Months Ended		Six Months Ended
	2019	2018	2019	2018
Stock options	2,722,973	3,164,838	2,722,973	3,164,838
Warrants	1,014,204	978,204	1,014,204	978,204

10. Net Loss Per Common Share

Basic earnings or loss per share of common stock is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. The holders of the Series A preferred stock had rights to participate in common stock dividends, entitling the holders of Series A preferred stock to a dividend payable at the same time and rate per share as the dividend paid on common stock based the number of shares of common stock each share of Series A preferred stock would have converted into if such shares had converted on the record date. The Series A preferred stock, however, did not have a contractual obligation to share in the losses of the Company, and as such, no losses were allocated to the Series A preferred stock for the purposes of the basic loss per share calculation while they were outstanding.

Diluted earnings or loss per share of common stock is computed similarly to basic earnings or loss per share except the weighted average shares outstanding are increased to include additional shares from the assumed exercise of any common stock equivalents, if dilutive. The Company’s RSAs, stock options, warrants, shares of Series A preferred stock, and convertible notes are considered common stock equivalents while outstanding for this purpose. Diluted earnings is computed utilizing the treasury stock method for the RSAs, stock options and warrants, and in the case of the Series A preferred stock, either the two‑class method or the if‑converted method, whichever was more dilutive. No incremental common stock equivalents were included in calculating diluted loss per share because such inclusion would be anti‑dilutive given the net loss reported for the years ended December 31, 2018, 2017 and 2016. The following table sets forth the computation of basic and diluted loss per share as of December 31, 2018, 2017 and 2016 (in thousands, except share and per share amounts):

	Year Ended
	2018	2017	2016
Numerator:
Net loss	$(23,637)	$(33,415)	$(14,586)
Adjustment to redemption value on Series A convertible preferred stock	—	—	(366)
Net loss attributed to common stock holders	$(23,637)	$(33,415)	$(14,952)
Denominator:
Basic and diluted weighted average common shares outstanding	13,805,552	10,349,136	5,809,396
Basic and diluted net loss per share	$(1.71)	$(3.23)	$(2.57)

The following potential common shares were not considered in the computation of diluted net loss per share as their effect would have been anti‑dilutive:

	Year Ended
	2018	2017	2016
Stock options	2,800,774	2,464,140	2,242,800
Restricted stock awards	—	—	4,009
Warrants	1,014,204	978,204	—
Series A	—	—	—
Convertible notes	—	—	—